AB EQUITY FUNDS -AB Growth Fund -AB Discovery Growth Fund -AB Small Cap Growth Portfolio (the “Funds”)

Supplement dated June 15, 2022 to the Funds’ Prospectus and Summary Prospectuses dated October 29, 2021, as amended.

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The following chart replaces the chart under the heading “Portfolio Managers” in the Prospectus and Summary Prospectuses for the following Funds.

AB Growth Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Bruce K. Aronow*	Since 2013	Senior Vice President of the Adviser
Frank V. Caruso	Since 2008	Senior Vice President of the Adviser
John H. Fogarty	Since 2013	Senior Vice President of the Adviser

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* Mr. Aronow is expected to retire from the Adviser effective December 31, 2023.

AB Discovery Growth Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Bruce K. Aronow*	Since 2008	Senior Vice President of the Adviser
Esteban Gomez	Since 2019	Senior Vice President of the Adviser
Samantha S. Lau	Since 2008	Senior Vice President of the Adviser
Heather Pavlak	Since 2019	Vice President of the Adviser
Wen-Tse Tseng	Since 2008	Senior Vice President of the Adviser

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* Mr. Aronow is expected to retire from the Adviser effective December 31, 2023.

AB Small Cap Growth Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Bruce K. Aronow*	Since 2000	Senior Vice President of the Adviser
Esteban Gomez	Since 2019	Senior Vice President of the Adviser
Samantha S. Lau	Since 2004	Senior Vice President of the Adviser
Heather Pavlak	Since 2019	Vice President of the Adviser
Wen-Tse Tseng	Since 2006	Senior Vice President of the Adviser

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* Mr. Aronow is expected to retire from the Adviser effective December 31, 2023.

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The following replaces certain information under the heading “Management of the Funds–Portfolio Managers” in the Prospectus for the following Funds.

AB Growth Fund

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Bruce K. Aronow; since 2013; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2017, and Chief Investment Officer of U.S. Small/Mid Cap Growth Equities.

Frank V. Caruso; since 2008; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2017, and Chief Investment Officer of U.S. Growth Equities.

John H. Fogarty; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2017, and Co-Chief Investment Officer of U.S. Growth Equities.

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* Mr. Aronow is expected to retire from the Adviser effective December 31, 2023.

AB Discovery Growth Fund

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Bruce K. Aronow; since 2008; Senior Vice President of the Adviser*	(see above)

Esteban Gomez; since 2019; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2017.

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Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Samantha S. Lau; since 2008; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated in a substantially similar capacity as a portfolio manager since prior to 2017, and Co-Chief Investment Officer of U.S. Small/Mid Cap Growth Equities.

Heather Pavlak; since 2019; Vice President of the Adviser	Vice President of the Adviser, with which she has been associated in a substantially similar capacity as a portfolio manager since 2018. Before joining the Adviser in 2018, she spent four years at Schroders Investment Management as an equity research analyst.

Wen-Tse Tseng; since 2008; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2017.

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* Mr. Aronow is expected to retire from the Adviser effective December 31, 2023.

AB Small Cap Growth Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Bruce K. Aronow; since 2000; Senior Vice President of the Adviser*	(see above)

Esteban Gomez; since 2019; Senior Vice President of the Adviser	(see above)

Samantha S. Lau; since 2004; Senior Vice President of the Adviser	(see above)

Heather Pavlak; since 2019; Vice President of the Adviser	(see above)

Wen-Tse Tseng; since 2006; Senior Vice President of the Adviser	(see above)

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* Mr. Aronow is expected to retire from the Adviser effective December 31, 2023.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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